Label	Element	Value
Amplify Cash Flow High Income ETF | Amplify Cash Flow Dividend Leaders ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.30%
Amplify Cash Flow High Income ETF | Invesco Government & Agency Portfolio [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
Amplify Cash Flow High Income ETF | RCXTAMU1 SWAP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)